Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Reporting fees			$ 6,000	$ 7,916
Distribution income			17,216	5,786
Total operating income			23,216	13,702
Operating expenses and loss:
Amortization (Note 3)	1,800	1,800	5,400	5,400
Asset management fees (Note 3)	12,458	12,696	37,691	38,088
Legal and accounting fees	122	2,804	3,782	4,931
Write off of advances to Local Limited Partnerships (Note 5)		61,190	2,088	65,210
Other	401	1,084	9,026	15,988
Total operating expenses and loss	14,781	79,574	57,987	129,617
Loss from operations	(14,781)	(79,574)	(34,771)	(115,915)
Equity in income of Local Limited Partnerships (Note 2)	9,546	9,419	28,638	28,257
Gain on sale of Local Limited Partnerships (Note 2)			16,953
Interest income	4	15	10	60
Net income (loss)	(5,231)	(70,140)	10,830	(87,598)
Net income (loss) allocated to:
General Partner	(52)	(701)	108	(876)
Limited Partners	$ (5,179)	$ (69,439)	$ 10,722	$ (86,722)
Net income (loss) per Partnership Unit		$ (3)	$ 1	$ (4)
Outstanding weighted Partnership Units	21,952	21,955	21,952	21,955